Breakdown of pension and restoration plans assets and liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 0	$ 17,903
Defined Benefit Pension Plan Liabilities, Current	0	0
Defined Benefit Pension Plan, Liabilities, Noncurrent	115,050	0
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	504
Defined Benefit Pension Plan Liabilities, Current	173	51
Defined Benefit Pension Plan, Liabilities, Noncurrent	$ 8,016	$ 2,365